Debt-Textuals (Detail)			3 Months Ended							12 Months Ended
	May 01, 2017 USD ($)	Mar. 03, 2017 USD ($)	Feb. 26, 2017 USD ($)	Aug. 28, 2016 USD ($)	Feb. 28, 2016	Nov. 29, 2015 USD ($)	Aug. 30, 2015 USD ($)	May 31, 2015 USD ($)	Mar. 01, 2015 USD ($)	Nov. 27, 2016 USD ($)	Nov. 29, 2015 USD ($)	Nov. 30, 2014 USD ($)	Feb. 28, 2017 EUR (€)	Apr. 27, 2015 USD ($)	Mar. 21, 2014	Mar. 14, 2013 USD ($)	May 08, 2012 USD ($)	May 06, 2010 USD ($)	Nov. 30, 1996 USD ($)	Nov. 30, 1996 JPY (¥)
Debt Instruments [Line Items]
Weighted-average interest rate			6.67%		6.26%					6.37%	6.72%	7.58%
Losses on extinguishment of debt						$ 0	$ 0	$ 14,002,000	$ 0	$ 0	$ 14,002,000	$ 20,343,000
Extinguishment of debt, gains (losses), tender premium											7,500,000	15,200,000
Extinguishment of debt, gain (loss), write off of unamortized debt issuance costs											3,500,000	$ 5,100,000
Extinguishment of debt, gains (losses), other costs											3,000,000
Other Credit Usage [Member]
Debt Instruments [Line Items]
Letters of credit amount outstanding										2,400,000
Standby Letters of Credit [Member]
Debt Instruments [Line Items]
Letters of credit amount outstanding										51,300,000
Senior revolving credit facility [Member]
Debt Instruments [Line Items]
Unused availability			$ 746,100,000							784,300,000
Total availability			799,100,000							838,000,000
Letters of credit amount outstanding			$ 53,000,000							53,700,000
Maximum borrowing capacity										$ 850,000,000
Letter of credit facility, coverage ratio										1
Letter of credit facility, default in other indebtedness, minimum										$ 50,000,000
Senior revolving credit facility [Member] | Minimum [Member]
Debt Instruments [Line Items]
Basis spread on variable rate										1.25%
Unused borrowing capacity, percent fee															0.25%
Senior revolving credit facility [Member] | Maximum [Member]
Debt Instruments [Line Items]
Basis spread on variable rate										2.00%
Unused borrowing capacity, percent fee															0.30%
Senior revolving credit facility [Member] | Secured Debt [Member]
Debt Instruments [Line Items]
Maximum borrowing capacity										$ 350,000,000
Senior revolving credit facility [Member] | United States of America, Dollars
Debt Instruments [Line Items]
Maximum borrowing capacity										800,000,000
Senior revolving credit facility [Member] | United States of America, Dollars or Canada, Dollars [Member]
Debt Instruments [Line Items]
Maximum borrowing capacity										$ 50,000,000
4.25% Yen-denominated Eurobonds, due 2016 [Member] | Bonds [Member]
Debt Instruments [Line Items]
Debt instrument, face amount																			$ 180,000,000	¥ 20,000,000,000
Stated interest rate										4.25%									4.25%	4.25%
7.625% senior notes due 2020 [Member] | Notes payable to banks [Member]
Debt Instruments [Line Items]
Debt instrument, face amount																		$ 525,000,000
Stated interest rate																		7.625%
6.875% senior notes due 2022 [Member] | Senior notes [Member]
Debt Instruments [Line Items]
Debt instrument, face amount																$ 140,000,000	$ 385,000,000
Stated interest rate			6.875%							6.875%						6.875%	6.875%
Unamortized premium																$ 11,200,000
Debt issuance cost										$ 2,600,000	$ 7,400,000
Debt default, holder percent to declare all notes due, minimum																	25.00%
Prepayment percent of principal plus accrued interest																	101.00%
6.875% senior notes due 2022 [Member] | Senior notes [Member] | Redemption Prior To May 1, 2017 [Member]
Debt Instruments [Line Items]
Principal amount redemption rate										100.00%
6.875% senior notes due 2022 [Member] | Senior notes [Member] | Scenario, Forecast [Member]
Debt Instruments [Line Items]
Extinguishment of debt	$ 154,700,000
Losses on extinguishment of debt	23,000,000
Extinguishment of debt, gains (losses), tender premium	$ 21,000,000
5.00% Senior Notes, Due 2025 [Member] | Senior notes [Member]
Debt Instruments [Line Items]
Debt instrument, face amount														$ 500,000,000
Stated interest rate			5.00%							5.00%				5.00%
Debt issuance cost										$ 6,900,000
Unamortized discount				$ 13,900,000
5.00% Senior Notes, Due 2025 [Member] | Senior notes [Member] | Redemption Prior to May 1, 2018 [Member]
Debt Instruments [Line Items]
Debt Instrument, Redemption Price, Percentage				105.00%
5.00% Senior Notes, Due 2025 [Member] | Senior notes [Member] | Redemption Prior to May 1, 2020 [Member]
Debt Instruments [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
5.00% Senior Notes, Due 2025 [Member] | Senior notes [Member] | Maximum [Member] | Redemption Prior to May 1, 2018 [Member]
Debt Instruments [Line Items]
Early retirement original aggregate principal amount redeemable				40.00%
Subsequent Event [Member] | 6.875% senior notes due 2022 [Member] | Senior notes [Member]
Debt Instruments [Line Items]
Stated interest rate		6.875%
Extinguishment of debt		$ 370,300,000
Subsequent Event [Member] | 3.375% Senior Notes Due 2027 [Member] | Senior notes [Member]
Debt Instruments [Line Items]
Debt instrument, face amount | €													€ 475,000,000
Stated interest rate													3.375%